Authorised and issued share capital - Summary of Authorised and Issued Share Capital (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£) shares	Dec. 31, 2018 GBP (£) shares	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2016 GBP (£) shares
Disclosure of classes of share capital [line items]
Issued and fully paid capital, Beginning balance	£ 133.3
Share cancellations	(47.7)
Issued and fully paid capital, Ending balance	£ 132.8	£ 133.3
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Equity ordinary shares, authorised | shares	1,750,000,000	1,750,000,000	1,750,000,000	1,750,000,000
Nominal value of Authorised shares	£ 175.0	£ 175.0	£ 175.0	£ 175.0
Number of shares issued and fully paid, Beginning balance | shares	1,332,678,227	1,332,511,552	1,331,880,730
Exercise of share options | shares	75,625	166,675	630,822
Share cancellations | shares	(4,586,039)
Number of shares issued and fully paid, Ending balance | shares	1,328,167,813	1,332,678,227	1,332,511,552
Issued and fully paid capital, Beginning balance	£ 133.3	£ 133.3	£ 133.2
Exercise of share options			0.1
Share cancellations	(0.5)
Issued and fully paid capital, Ending balance	£ 132.8	£ 133.3	£ 133.3